PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, including those held under capital leases

	December 31,
	2018	2019
	RMB’000	RMB’000	US$’000

At cost:
Optical fibers	13,100	13,100	1,882
Computer equipment	1,004,948	869,344	124,874
Furniture and fixtures	10,218	8,389	1,205
Leasehold improvements	18,782	18,645	2,678
Motor vehicles	9,842	7,675	1,102
Buildings	324,716	313,836	45,080
Freehold land	4,517	—	—

	1,386,123	1,230,989	176,821

Less: accumulated depreciation	(567,835)	(499,235)	(71,711)
Less: impairment	(403,221)	(335,134)	(48,139)

	415,067	396,620	56,971

Schedule of depreciation expenses

	For the years ended December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenue	8,090	11,999	28,598	4,107
Sales and marketing expenses	4	—	6	1
General and administrative expenses	1,050	9	18	3
Research and development expenses	1	9	20	3

	9,145	12,017	28,642	4,114

Schedule of carrying amounts of the company's property and equipment held under capital leases at respective balance sheet dates

	December 31,
	2018	2019
	RMB’000	RMB’000	US$’000
At Cost:
Optical fibers	13,100	13,100	1,882
Computer equipment	292,489	262,989	37,776

	305,589	276,089	39,658
Less: accumulated depreciation	(75,644)	(82,169)	(11,803)
Less: impairment	(166,162)	(166,162)	(23,868)

	63,783	27,758	3,987